Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000025256
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class A
Trading Symbol	GSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 10,496,060,462
Holdings Count | Holding	4,394
Advisory Fees Paid, Amount	$ 17,011,042
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025258
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class C
Trading Symbol	GSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
AssetsNet	$ 10,496,060,462
Holdings Count | Holding	4,394
Advisory Fees Paid, Amount	$ 17,011,042
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202029
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class P
Trading Symbol	GAJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 10,496,060,462
Holdings Count | Holding	4,394
Advisory Fees Paid, Amount	$ 17,011,042
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class R6
Trading Symbol	GYISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 10,496,060,462
Holdings Count | Holding	4,394
Advisory Fees Paid, Amount	$ 17,011,042
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025254
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Institutional
Trading Symbol	GSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 10,496,060,462
Holdings Count | Holding	4,394
Advisory Fees Paid, Amount	$ 17,011,042
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Investor
Trading Symbol	GUIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 10,496,060,462
Holdings Count | Holding	4,394
Advisory Fees Paid, Amount	$ 17,011,042
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025255
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Service
Trading Symbol	GSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 10,496,060,462
Holdings Count | Holding	4,394
Advisory Fees Paid, Amount	$ 17,011,042
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025272
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class A
Trading Symbol	GHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 11,743,014,408
Holdings Count | Holding	3,102
Advisory Fees Paid, Amount	$ 27,651,445
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025274
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class C
Trading Symbol	GHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
AssetsNet	$ 11,743,014,408
Holdings Count | Holding	3,102
Advisory Fees Paid, Amount	$ 27,651,445
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202030
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class P
Trading Symbol	GGLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 11,743,014,408
Holdings Count | Holding	3,102
Advisory Fees Paid, Amount	$ 27,651,445
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195492
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	GHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 11,743,014,408
Holdings Count | Holding	3,102
Advisory Fees Paid, Amount	$ 27,651,445
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025270
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Institutional
Trading Symbol	GHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 11,743,014,408
Holdings Count | Holding	3,102
Advisory Fees Paid, Amount	$ 27,651,445
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Investor
Trading Symbol	GYIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 11,743,014,408
Holdings Count | Holding	3,102
Advisory Fees Paid, Amount	$ 27,651,445
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000210248
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Municipal Income Completion Fund
Class Name	Separate Account Institutional
Trading Symbol	GSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 223,796,580
Holdings Count | Holding	978
Advisory Fees Paid, Amount	$ 0
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025192
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class A
Trading Symbol	GSDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 4,944,454,827
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 8,418,828
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class C
Trading Symbol	GSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 4,944,454,827
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 8,418,828
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202028
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class P
Trading Symbol	GANPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 4,944,454,827
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 8,418,828
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class R6
Trading Symbol	GDUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 4,944,454,827
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 8,418,828
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025190
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Institutional
Trading Symbol	GSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 4,944,454,827
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 8,418,828
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Investor
Trading Symbol	GDIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 4,944,454,827
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 8,418,828
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025191
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Service
Trading Symbol	GSFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 4,944,454,827
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 8,418,828
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs